Document and Entity Information	May 21, 2026
Cover [Abstract]
Entity Registrant Name	CHART INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000892553
Document Type	8-K
Document Period End Date	May 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-11442
Entity Tax Identification Number	34-1712937
Entity Address, Address Line One	8665 New Trails Drive
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	The
Entity Address, City or Town	Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(770)
Local Phone Number	721-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	GTLS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false